RESEARCH AND DEVELOPMENT ACTIVITY	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT ACTIVITY

NOTE 4 – RESEARCH AND DEVELOPMENT ACTIVITY

According to UK tax law, the Company is allowed an R&D tax credit that reduces a company’s tax bill in the UK for expenses incurred in R&D subject to certain requirements. INmune UK submits R&D tax credit requests annually for research and development expenses incurred, and recorded a related receivable in the amount of $295,568 and $370,900 as of March 31, 2019 and December 31, 2018, respectively.

According to AUS tax law, the Company is allowed an R&D tax credit that reduces a company’s tax bill in AUS for expenses incurred in R&D subject to certain requirements. INmune Australia submits R&D tax credit requests annually for research and development expenses incurred. At March 31, 2019 and December 31, 2018, the Company recorded a research and development tax credit receivable of $310,163 and $221,761, respectively, for R&D expenses incurred in Australia.

During the three months ended March 31, 2019 and 2018, the Company received $152,514 and $0 of R&D tax credit reimbursements, respectively.

The Company is eligible to recover all VAT for all R&D expenses paid. INmune UK recorded an other tax receivable of $126,469 and $6,282 for VAT as of March 31, 2019 and December 31, 2018, respectively.

The Company is eligible to recover all GST for all R&D expenses paid. INmune Australia recorded an other tax receivable of $34,116 and $26,127 for GST as of March 31, 2019 and December 31, 2018, respectively. During the three months ended March 31, 2019 and 2018, no GST was collected.

During the three months ended March 31, 2019 and 2018, the Company received $2,430 and $84,660 of VAT reimbursements, respectively.

Xencor, Inc. License Agreement

On October 3, 2017, the Company entered into a license agreement (“Xencor License Agreement”) with Xencor, Inc. (“Xencor”), which has discovered and developed a proprietary biological molecule that inhibits soluble tumor necrosis factor. Pursuant to the license agreement, Xencor granted the Company an exclusive worldwide, royalty-bearing license in licensed patent rights, licensed know-how and licensed materials (as defined in the license agreement) to make, develop, use, sell and import any pharmaceutical product that comprises, contains, or incorporates Xencor’s proprietary protein known as “XPRO1595” that inhibits soluble tumor necrosis factor (or all modifications, formulations and variants of the licensed protein that specifically bind soluble tumor necrosis factor) alone or in combination with one or more active ingredients, in any dosage or formulation (“Licensed Products”). The Company believes the protein has numerous medical applications. Such additional alternative applications of the technology are available under the license agreement. In connection with the license agreement, the Company paid Xencor a one-time non-creditable and non-refundable fee of $100,000, and issued Xencor 1,585,000 shares of the Company’s common stock with a fair value of $12,221,000. In addition, the Company issued Xencor fully vested warrants with a fair value of $4,193,000 to purchase an additional number of shares of common stock equal to 10% of the fully diluted company shares immediately following such purchase. The warrants have an exercise price based on a valuation of the Company at $100,000,000 and expire on October 3, 2023. The aggregate purchase price for the full exercise of the option is $10,000,000 which purchase price shall be pro-rated for any partial exercise of the Option. In August 2018, the Company entered into a First Amendment to Stock Issuance Agreement. Pursuant to the amendment, the purchase price for the additional shares may only be paid by cash.

The Company recorded $16,514,000 for the acquisition of intangible assets for the in-process research and development as the fair value of the cash, stock and warrants on the date of the License Agreement acquisition in accordance with Accounting Standards Codification 730 – Research and Development. The Company has the license rights to pursue alternative applications of the technology as part of its future development plans.

The Company also agreed to pay Xencor a royalty on net sales of all Licensed Products in a given calendar year, which are payable on a country-by- country and licensed product by licensed product basis until the date that is the later of (a) the expiration of the last to expire valid claim covering such Licensed Product in such country or (b) ten years following the first sale to a third party of the licensed product in such country.

Under the Xencor License Agreement, the Company also agreed to pay Xencor a percentage of any sublicensing revenue that it receives.

Novamune Joint Development Agreement

On September 3, 2016, the Company entered into a joint development agreement with Novamune, Inc. (“Novamune”) (the “Development Agreement”). Novamune is owned by a significant shareholder of the Company. Novamune had previously developed and licensed technology relating to ex-vivo activation of NK cells for the treatment of cancer and other diseases. The parties agreed to exclusively collaborate on the further development of technologies related to NK cells for therapeutic applications. The Company and Novamune agreed to share equally in the costs related to such joint development projects and agreed to jointly own any intellectual property developed by the joint projects, provided that Novamune shall have an exclusive royalty free license to use any such intellectual property relating to ex-vivo applications and the Company shall have an exclusive royalty free license to use any such intellectual property relating to in-vivo applications. As of March 31, 2019 and December 31, 2018, the Company had a joint development receivable outstanding related to Novamune’s portion of R&D costs incurred of $34,525 and $17,989, respectively.

INKmune License Agreement

On October 29, 2015, the Company entered into an exclusive license agreement with Immune Ventures, LLC (“Immune Ventures”), owner of all of the rights related to our principal patent (the “INKmune License Agreement”). Pursuant to the INKmune License Agreement, the Company was granted exclusive worldwide rights to the patents, including rights to incorporate any improvements or additions to the patents that may be developed in the future. In consideration for the patent rights, the Company agreed to the following milestone payments (of which none have been met as of March 31, 2019):

Each Phase I initiation	$25,000
Each Phase II initiation	$250,000
Each Phase III initiation	$350,000
Each NDA/EMA filing	$1,000,000
Each NDA/EMA awarded	$9,000,000

In addition, the Company agreed to pay the licensor a royalty of 1% of net sales during the life of each patent granted to the Company. The License is owned by RJ Tesi, the Company’s President and a member of our Board of Directors, David Moss, its Chief Financial Officer and Treasurer and Mark Lowdell, its Chief Scientific Officer. As of March 31, 2019, no sales had occurred under this license.

The term of the agreement began on October 29, 2015 and, if not terminated sooner pursuant to the agreement, ends on a country by country basis on the date of the expiration of the last to expire patent rights where patent rights exists. Upon the termination of the agreement we shall have a fully paid up, perpetual, royalty-free license without further obligation to Immune Ventures. The agreement can be terminated by Immune Ventures if, after 60 days from our receipt of notice that we have not made a payment under the agreement, and we still do not make this payment. On July 20, 2018, the parties amended the agreement under which the Company is required achieve the following milestones:

Filing of IND or equivalent, by October 29, 2019

Initiation of Phase 1 clinical or equivalent trials by October 29, 2020

Initiation of Phase II clinical trials or equivalent by October 29, 2022

Initiation of Phase III clinical trials or equivalent by October 29, 2024

Filing of NDA or equivalent by October 29, 2025 or equivalent

If the Company doesn’t achieve the above milestones, it is required to negotiate in good faith with Immune Ventures to determine how it can either remedy the failure or achieve an alternate development. If the Company fails to make any required efforts or if the efforts do not remedy the situation within 60 days of written notice by Immune Ventures then Immune Ventures may provide notice to terminate the license or convert it to a non-exclusive license.

University of Pittsburg License Agreement

On October 3, 2017, the Company entered into an Assignment and Assumption Agreement with Immune Ventures related to intellectual property licensed from the University of Pittsburgh. Pursuant to the Assignment and Assumption Agreement (“Assignment Agreement”), Immune Ventures assigned all of its rights, obligations and liabilities under an Exclusive License Agreement between the University of Pittsburgh – Of the Commonwealth System of Higher Education (“Licensor”) and Immune Ventures to INmune Bio (“Licensee”), (the “PITT Agreement”).

Consideration under the PITT Agreement includes: (i) annual maintenance fees, (ii) royalty payments based on the sale of products making use of the licensed technology, and (iii) milestone payments.

Annual maintenance fees under the PITT Agreement include: $5,000 due June 26 of each year 2018-2022; $10,000 due on June 26 of each year 2023-2024; and $25,000 due on June 26 of each year 2025 and annually thereafter until first commercial sale.

June 26 of each year 2018-2022	$5,000
June 26 of each year 2023-2024	$10,000
June 26 of each year 2025 until first commercial sale	$25,000

Upon first commercial sale of a product making use of the licensed technology under the PITT Agreement, the Licensee is required to pay royalties equal to 2.5% of Net Sales each calendar quarter.

Moreover, under the PITT Agreement the Licensee is required to make milestone payments as follows:

Each Phase I initiation	$50,000
Each Phase III initiation	$500,000
First commercial sale of product making use of licensed technology	$1,250,000

The PITT Agreement expires upon the earlier of: (i) expiration of the last claim of the Patent Rights forming the subject matter of the PITT Agreement; or (ii) the date that is 20 years from the effective date of the agreement (June 26, 2037).

Licensee may terminate the PITT Agreement upon 3 months prior written notice provided all payments under the license are current. Licensor may terminate the PITT Agreement upon written notice if: (i) Licensee defaults as to performance of material obligations which have not been cured within 60 days after receiving written notice; or (ii) Licensee ceases to carry out its business, becomes bankrupt or insolvent, applies for or consents to the appointment of a trustee, receiver or liquidator of its assets or seeks relief under any law for the aid of debtors.

NOTE 4 – RESEARCH AND DEVELOPMENT ACTIVITY

According to UK tax law, the Company is allowed an R&D tax credit that reduces a company’s tax bill in the UK for expenses incurred in R&D subject to certain requirements. INmune UK submits R&D tax credit requests annually for research and development expenses incurred, and recorded a related receivable in the amount of $370,900 and $106,866 as of December 31, 2018 and December 31, 2017, respectively.

According to AUS tax law, the Company is allowed an R&D tax credit that reduces a company’s tax bill in AUS for expenses incurred in R&D subject to certain requirements. INmune Australia submits R&D tax credit requests annually for research and development expenses incurred. At December 31, 2018 and 2017, the Company recorded a research and development tax credit receivable of $221,761 and $0, respectively for R&D expenses incurred in Australia.

During the years ended December 31, 2018 and 2017, the Company received $0 and $106,096 of R&D tax credit reimbursements, respectively.

The Company is eligible to recover all VAT for all R&D expenses paid. INmune UK recorded an other tax receivable of $6,282 and $111,618 for VAT as of December 31, 2018 and December 31, 2017, respectively.

The Company is eligible to recover all GST for all R&D expenses paid. INmune Australia recorded an other tax receivable of $26,127 and $0 for GST as of December 31, 2018 and December 31, 2017, respectively. During the years ended December 31, 2018 and 2017, no GST was collected.

During the years ended December 31, 2018 and 2017, the Company received $187,728 and $89,329 of VAT reimbursements, respectively.

Xencor, Inc. License Agreement

On October 3, 2017, the Company entered into a license agreement (“Xencor License Agreement”) with Xencor, Inc. (“Xencor”), which has discovered and developed a proprietary biological molecule that inhibits soluble tumor necrosis factor. Pursuant to the license agreement, Xencor granted the Company an exclusive worldwide, royalty-bearing license in licensed patent rights, licensed know-how and licensed materials (as defined in the license agreement) to make, develop, use, sell and import any pharmaceutical product that comprises, contains, or incorporates Xencor’s proprietary protein known as “XPRO1595” that inhibits soluble tumor necrosis factor (or all modifications, formulations and variants of the licensed protein that specifically bind soluble tumor necrosis factor) alone or in combination with one or more active ingredients, in any dosage or formulation (“Licensed Products”). The Company believes the protein has numerous medical applications. Such additional alternative applications of the technology are available under the license agreement. In connection with the license agreement, the Company paid Xencor a one-time non-creditable and non-refundable fee of $100,000 and agreed to issue Xencor shares of the Company’s common stock equal to 19% of our fully diluted company shares the value of which are discussed below. The Company also issued warrants to Xencor which is discussed below.

The Company also agreed to pay Xencor a royalty on Net Sales of all Licensed Products in a given calendar year, which are payable on a country-by- country and licensed product by licensed product basis until the date that is the later of (a) the expiration of the last to expire valid claim covering such Licensed Product in such country or (b) ten years following the first sale to a third party of the licensed product in such country.

Under the Xencor License Agreement, the Company also agreed to pay Xencor a percentage of any sublicensing revenue that it receives.

In connection with the Xencor License Agreement, the Company entered into a stock issuance agreement with Xencor pursuant to which it issued Xencor 1,585,000 shares of its common stock with a fair value of $12,221,000 based on the discounted cash flow method of the income approach as set forth in an independent valuation report dated November 17, 2017, and fully vested warrants to purchase an additional number of shares of common stock equal to 10% of the fully diluted company shares immediately following such purchase with a fair value of $4,193,000 based on the Black-Scholes Option Pricing Model.

The warrants have an exercise price based on a valuation of the Company at $100,000,000 and expire on October 3, 2023. The aggregate purchase price for the full exercise of the option is $10,000,000 which purchase price shall be pro-rated for any partial exercise of the Option. In August 2018, we entered into a First Amendment to Stock Issuance Agreement. Pursuant to the amendment, the purchase price for the additional shares may only be paid by cash. In connection with the stock issuance agreement, the Company, Xencor and more than 90% of shareholders as of September 30, 2017 (“Key Holders”) entered into a voting agreement. Pursuant to the voting agreement, Xencor and the Key Holders agreed to vote their respective shares to vote one individual designated by the holder of a majority of Xencor’s shares of the Company’s common stock to the Company’s board of directors. The voting agreement shall continue in full force and effect from the date hereof through the earliest of the following dates, on which date it shall terminate in its entirety: (a) the date of a qualified offering, as defined in the issuance agreement; (b) ten (10) years from the date of this Agreement; (c) the date of the closing of a qualified sale, as defined in the issuance agreement; or (d) the date as of which the parties hereto terminate this agreement by written consent of the holders of a majority of the Investor Shares. The voting agreement terminated upon completion of our IPO during February 2019.

The Company recorded $16,514,000 for the acquisition of intangible assets for the in-process research and development in 2017 as the fair value of the cash, stock and warrants on the date of the License Agreement acquisition in accordance with Accounting Standards Codification 730 – Research and Development. The Company has the license rights to pursue alternative applications of the technology as part of its future development plans.

Novamune Joint Development Agreement

On September 3, 2016, the Company entered into a joint development agreement with Novamune, Inc. (“Novamune”) (the “Development Agreement”). Novamune is owned by a significant shareholder of the Company. Novamune had previously developed and licensed technology relating to ex-vivo activation of NK cells for the treatment of cancer and other diseases. The parties agreed to exclusively collaborate on the further development of technologies related to NK cells for therapeutic applications. The Company and Novamune agreed to share equally in the costs related to such joint development projects and agreed to jointly own any intellectual property developed by the joint projects, provided that Novamune shall have an exclusive royalty free license to use any such intellectual property relating to ex-vivo applications and the Company shall have an exclusive royalty free license to use any such intellectual property relating to in-vivo applications. The Development Agreement is subject to Novamune or affiliates investing a total of $1,250,000 in the Company, of which $350,000 was advanced through a convertible note payable in 2016 (see further discussion in Note 5) and $900,000 was received from Luminus, a Novamune affiliate, during the year ended December 31, 2018 in exchange for the issuance of 400,000 shares of the Company’s common stock. As of December 31, 2018 and 2017, the Company had a joint development receivable outstanding related to Novamune’s portion of R&D costs incurred of $17,989 and $109,124, respectively.

INKmune License Agreement

On October 29, 2015, the Company entered into an exclusive license agreement with Immune Ventures, LLC (“Immune Ventures”), owner of all of the rights related to our principal patent (the “INKmune License Agreement”). Pursuant to the INKmune License Agreement, the Company was granted exclusive worldwide rights to the patents, including rights to incorporate any improvements or additions to the patents that may be developed in the future. In consideration for the patent rights, the Company agreed to the following milestone payments (of which none have been met as of December 31, 2018):

Each Phase I initiation	$25,000
Each Phase II initiation	$250,000
Each Phase III initiation	$350,000
Each NDA/EMA filing	$1,000,000
Each NDA/EMA awarded	$9,000,000

In addition, the Company agreed to pay the licensor a royalty of 1% of net sales during the life of each patent granted to the Company. The License is owned by RJ Tesi, the Company’s President and a member of our Board of Directors, David Moss, its Chief Financial Officer and Treasurer and Mark Lowdell, its Chief Scientific Officer. As of December 31, 2018 and December 31, 2017, no sales had occurred under this license.

The term of the agreement began on October 29, 2015 and, if not terminated sooner pursuant to the agreement, ends on a country by country basis on the date of the expiration of the last to expire patent rights where patent rights exists. Upon the termination of the agreement we shall have a fully paid up, perpetual, royalty-free license without further obligation to Immune Ventures. The agreement can be terminated by Immune Ventures if, after 60 days from our receipt of notice that we have not made a payment under the agreement, and we still do not make this payment. On July 20, 2018, the parties amended the agreement under which the Company is required achieve the following milestones:

Filing of IND or equivalent, by October 29, 2019

Initiation of Phase 1 clinical or equivalent trials by October 29, 2020

Initiation of Phase II clinical trials or equivalent by October 29, 2022

Initiation of Phase III clinical trials or equivalent by October 29, 2024

Filing of NDA or equivalent by October 29, 2025 or equivalent

If the Company doesn’t achieve the above milestones, it is required to negotiate in good faith with Immune Ventures to determine how it can either remedy the failure or achieve an alternate development. If the Company fails to make any required efforts or if the efforts do not remedy the situation within 60 days of written notice by Immune Ventures then Immune Ventures may provide notice to terminate the license or convert it to a non-exclusive license.

University of Pittsburg License Agreement

On October 3, 2017, the Company entered into an Assignment and Assumption Agreement with Immune Ventures related to intellectual property licensed from the University of Pittsburgh. Pursuant to the Assignment and Assumption Agreement (“Assignment Agreement”), Immune Ventures assigned all of its rights, obligations and liabilities under an Exclusive License Agreement between the University of Pittsburgh – Of the Commonwealth System of Higher Education (“Licensor”) and Immune Ventures to INmune Bio (“Licensee”), (the “PITT Agreement”). Pursuant to the Assignment Agreement, the Company agreed to convert the amount Immune Ventures paid of $162,634 into shares of the Company’s common stock at $7.71 per share, based on the per share value of the shares issued to Xencor, for 21,094 shares for the reimbursement of amounts paid by the Assignor to the University of Pittsburgh, which the Company recorded as stock-based compensation within research and development expense. These shares were issued on December 31, 2017.

Consideration under the PITT Agreement includes: (i) annual maintenance fees, (ii) royalty payments based on the sale of products making use of the licensed technology, and (iii) milestone payments.

Annual maintenance fees under the PITT Agreement include: $5,000 due June 26 of each year 2018-2022; $10,000 due on June 26 of each year 2023-2024; and $25,000 due on June 26 of each year 2025 and annually thereafter until first commercial sale.

June 26 of each year 2018-2022	$5,000
June 26 of each year 2023-2024	$10,000
June 26 of each year 2025 until first commercial sale	$25,000

Upon first commercial sale of a product making use of the licensed technology under the PITT Agreement, the Licensee is required to pay royalties equal to 2.5% of Net Sales each calendar quarter.

Moreover, under the PITT Agreement the Licensee is required to make milestone payments as follows:

Each Phase I initiation	$50,000
Each Phase III initiation	$500,000
First commercial sale of product making use of licensed technology	$1,250,000

A Phase I study was initiated in 2018, and the Company recorded $50,000 of research and development expense during the year ended December 31, 2018 pursuant to this milestone payment schedule. The PITT Agreement expires upon the earlier of: (i) expiration of the last claim of the Patent Rights forming the subject matter of the PITT Agreement; or (ii) the date that is 20 years from the effective date of the agreement (June 26, 2037).

Licensee may terminate the PITT Agreement upon 3 months prior written notice provided all payments under the license are current. Licensor may terminate the PITT Agreement upon written notice if: (i) Licensee defaults as to performance of material obligations which have not been cured within 60 days after receiving written notice; or (ii) Licensee ceases to carry out its business, becomes bankrupt or insolvent, applies for or consents to the appointment of a trustee, receiver or liquidator of its assets or seeks relief under any law for the aid of debtors.